Summary of Significant Accounting Policies - Schedule of Exchange Rates Translation (Details) (Parenthetical)	6 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 HKD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 HKD ($)
Exchange rate	$ 1	$ 1	$ 1		$ 1
HKD [Member]
Exchange rate	$ 1	$ 1		$ 1		$ 1